Subsequent Events (Details) $ in Thousands				12 Months Ended
	Mar. 08, 2016 USD ($)	Jan. 29, 2016 USD ($)	Jan. 08, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 07, 2016 USD ($)	Jan. 27, 2016 USD ($)
Subsequent events [Line Items]
Draw down				$ 15,765	$ 0	$ 0
Subsequent Event [Member]
Subsequent events [Line Items]
Common stock, reverse split ratio			0.2
Subsequent Event [Member] | Unsecured Revolving Convertible Notes [Member]
Subsequent events [Line Items]
Increase in the maximum principal amount available to be drawn							$ 16,265	$ 13,765
Draw down	$ 2,500	$ 2,000